Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Future Minimum Payments Under Non-Cancelable Operating Leases

The table below shows the future minimum payments under non-cancelable operating leases at March 31, 2013 (in thousands).

Year Ended December 31
2013	$1,338
2014	1,259
2015	618
2016	556
2017	580
Thereafter	2,654

Total	$7,005

consolidated statements of operations for the respective periods. The table below shows the future minimum payments under non-cancelable operating leases at December 31, 2012 (in thousands).

Year Ended December 31
2013	$1,349
2014	1,260
2015	618
2016	556
2017	580
Thereafter	2,654

Total	$7,017

Summary of Company's Consolidated Land Banking Arrangement

Summary information with respect to the Company’s land banking arrangements is as follows as of the periods presented (dollars in thousands):

	Successor
	March 31, 2013	December 31, 2012
Total number of land banking projects	1	1

Total number of lots	610	610

Total purchase price	$161,465	$161,465

Balance of lots still under option and not purchased:
Number of lots	199	199

Purchase price	$39,029	$39,029

Forfeited deposits if lots are not purchased	$27,734	$27,734

Summary information with respect to the Company’s land banking arrangements is as follows as of the periods presented (dollars in thousands):

	Successor	Predecessor
	December 31,
	2012	2011
Total number of land banking projects	1	1

Total number of lots(1)	610	625

Total purchase price	$161,465	$161,465

Balance of lots still under option and not purchased:
Number of lots	199	225

Purchase price	$39,029	$47,408

Forfeited deposits if lots are not purchased	$27,734	$25,234

(1)	Total number of lots in the land banking project was reduced by 15 as of December 31, 2012 as compared to December 31, 2011 because of a change in product mix in future projects.